Subsequent events (Details) - Tesco Personal Finance PLC - Major business combination £ in Billions	Feb. 09, 2024 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Exclusive strategic partnership, initial period	10 years
Financial assets recognised as of acquisition date	£ 8.3
Customer deposits recognised at acquisition date	6.7
Retail credit cards
Disclosure of non-adjusting events after reporting period [line items]
Financial assets recognised as of acquisition date	4.2
Retail mortgages
Disclosure of non-adjusting events after reporting period [line items]
Financial assets recognised as of acquisition date	£ 4.1